Condensed Financial Information of DHT Holdings, Inc. (parent company only), Profit/(Loss) Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit/(Loss) Reconciliation [Abstract]
Profit/(loss) of the parent company only under cost method of accounting	$ (22,433)	$ 26,975	$ (86,143)
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	288,653	46,969	39,014
Profit/(loss) of the parent company only under equity method of accounting	$ 266,221	$ 73,944	$ (47,128)